Derivative instruments and hedging activities - Schedule of derivative instruments in statement of financial position fair value (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2022	Mar. 31, 2021
Carrying amount of the hedged assets/liabilities	¥ 2,075	¥ 1,164
Cumulative gains of fair value hedging adjustment included in the carrying amount of the hedged assets/liabilities	90	2
Cumulative amount of fair value hedging adjustment remaining for the liabilities which hedge accounting has been discontinued	0	0
Long-term borrowings [Member]
Carrying amount of the hedged assets/liabilities	2,075	1,164
Cumulative gains of fair value hedging adjustment included in the carrying amount of the hedged assets/liabilities	90	2
Cumulative amount of fair value hedging adjustment remaining for the liabilities which hedge accounting has been discontinued	¥ 0	¥ 0